Income Taxes (Details) - Schedule of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of valuation allowance [Abstract]
Beginning balance	$ 737,560,000	$ 699,694,000	$ 693,120,000
Additions	94,935,000	38,500,000	8,788,000
Decrease	(5,625,000)	(634,000)	(2,214,000)
Ending balance	$ 826,870,000	$ 737,560,000	$ 699,694,000